Ordinary Shares	12 Months Ended
Dec. 31, 2013
Ordinary Shares
15	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorizes the Company to issue 360,000,000 shares with a par value of USD0.0001 per share.

For the years ended December 31, 2011, 2012 and 2013, the Company issued 119,644, 368,160 and nil ordinary shares, respectively, to employees upon the exercise of vested share options.

On March 2, 2010, the Company granted and issued an aggregate of 150,000 fully vested ordinary shares to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (See Note 19). The Company also issued 30,000 and 20,000 ordinary shares, respectively, in the years ended December 31, 2010 and 2011 upon vesting of non-vested ordinary shares granted to an executive officer on March 2, 2010 (see Note 19). The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.

On August 13, 2010, the Board of Directors of the Company authorized a share repurchase program (“The 2010 Program”). The 2010 Program allows the Company, from time to time and during a 12-month period starting from August 13, 2010, to purchase up to USD20,000 of its outstanding ordinary shares in the form of ADS from the open market. On August 19, 2011, the Board of Directors of the Company authorized another share repurchase program (“The 2011 Program”). The 2011 Program allows the Company, from time to time and during a 12-month period starting from August 19, 2011, to purchase up to USD20,000 of its outstanding ordinary shares in the form of ADS from the open market. During the years ended December 31, 2011, 2012 and 2013, the Company repurchased 5,476,490, 5,370,312 and nil of its ordinary shares for a total purchase price of USD7,233 (equivalent to RMB45,522), USD6,565 (equivalent to RMB40,899) and nil, respectively. As of December 31, 2012, all of the repurchased shares had been retired.